Other Payables and Accruals (Tables)	12 Months Ended
Dec. 31, 2022
Trade and other payables [abstract]
Schedule of Other Payables and Accruals

	As of December 31,
	2021	2022
	RMB’000	RMB’000
Construction payables	16,576	1,424
Payroll, welfare and bonus payables	11,384	14,959
Accrued professional service fee	2,318	5,696
Others	2,562	2,306
	32,840	24,385